UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number        811-22003
Nuveen Core Equity Alpha Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Core Equity Alpha Fund (JCE)
September 30, 2008

Shares	Description (1)				Value

	Common Stocks – 95.9%

	Aerospace & Defense – 4.5%

12,700	Boeing Company				$728,345
12,500	General Dynamics Corporation				920,250
23,200	Goodrich Corporation				965,120
43,800	Honeywell International Inc.				1,819,890
4,900	L-3 Communications Holdings, Inc.				481,768
27,200	Lockheed Martin Corporation				2,983,024
3,900	Northrop Grumman Corporation				236,106
15,000	Precision Castparts Corporation				1,181,700
11,900	Raytheon Company				636,769
15,200	United Technologies Corporation				912,912

	Total Aerospace & Defense				10,865,884

	Air Freight & Logistics – 0.4%

8,800	C.H. Robinson Worldwide, Inc.				448,448
8,700	Expeditors International of Washington Inc.				303,108
3,600	United Parcel Service, Inc., Class B				226,404

	Total Air Freight & Logistics				977,960

	Airlines – 0.0%

1,300	Southwest Airlines Co.				18,863

	Auto Components – 0.8%

26,000	Goodyear Tire & Rubber Company, (2)				398,060
47,500	Johnson Controls, Inc.				1,440,675

	Total Auto Components				1,838,735

	Automobiles – 0.2%

41,900	General Motors Corporation, (2)				395,955
300	Harley-Davidson, Inc.				11,190

	Total Automobiles				407,145

	Beverages – 4.0%

10,200	Brown-Forman Corporation				732,462
84,700	Coca-Cola Company				4,478,936
31,600	Coca-Cola Enterprises Inc.				529,932
5,000	Constellation Brands, Inc., Class A, (2)				107,300
8,400	Molson Coors Brewing Company, Class B				392,700
9,200	Pepsi Bottling Group, Inc.				268,364
44,700	PepsiCo, Inc.				3,185,769

	Total Beverages				9,695,463

	Biotechnology – 1.0%

3,500	Amgen Inc., (2)				207,445
5,000	Biogen Idec Inc., (2)				251,450
8,200	Celgene Corporation, (2)				518,896
9,100	Genzyme Corporation, (2)				736,099
13,400	Gilead Sciences, Inc., (2)				610,772

	Total Biotechnology				2,324,662

	Building Products – 0.1%

2,700	Fastenal Company				133,353

	Capital Markets – 1.9%

5,000	American Capital Limited				127,550
7,600	Bank of New York Company, Inc.				247,608
19,100	Charles Schwab Corporation				496,600
19,000	Federated Investors Inc.				548,150
4,600	Goldman Sachs Group, Inc.				588,800
9,000	Invesco LTD				188,820
22,705	JPMorgan Chase & Co.				1,060,324
3,800	Morgan Stanley				87,400
10,300	State Street Corporation				585,864
13,300	T. Rowe Price Group Inc.				714,343

	Total Capital Markets				4,645,459

	Chemicals – 1.6%

10,300	Air Products & Chemicals Inc.				705,447
2,000	CF Industries Holdings, Inc.				182,920
1,700	Dow Chemical Company				54,026
7,200	E.I. Du Pont de Nemours and Company				290,160
1,300	Eastman Chemical Company				71,578
12,200	Ecolab Inc.				591,944
2,500	PPG Industries, Inc.				145,800
10,600	Praxair, Inc.				760,444
600	Rohm and Haas Company				42,000
19,000	Sigma-Aldrich Corporation				995,980

	Total Chemicals				3,840,299

	Commercial Banks – 3.6%

97,900	Bank of America Corporation				3,426,500
23,000	BB&T Corporation				869,400
5,200	M&T Bank Corporation				464,100
3,500	Marshall and Ilsley Corporation				70,525
16,100	Northern Trust Corporation				1,162,420
5,000	PNC Financial Services Group, Inc.				373,500
10,900	Regions Financial Corporation				104,640
30,300	U.S. Bancorp				1,091,406
5,200	Wachovia Corporation				18,200
34,200	Wells Fargo & Company				1,283,526

	Total Commercial Banks				8,864,217

	Commercial Services & Supplies – 0.1%

5,100	Allied Waste Industries, Inc., (2)				56,661
4,300	Equifax Inc.				148,135
2,800	Robert Half International Inc.				69,300

	Total Commercial Services & Supplies				274,096

	Communications Equipment – 1.9%

7,600	Ciena Corporation, (2)				76,608
121,900	Cisco Systems, Inc., (2)				2,750,064
45,500	Corning Incorporated				711,620
2,500	Harris Corporation				115,500
20,500	Juniper Networks Inc., (2)				431,935
1,000	Motorola, Inc.				7,140
13,200	QUALCOMM Inc.				567,204

	Total Communications Equipment				4,660,071

	Computers & Peripherals – 3.8%

16,700	Apple, Inc., (2)				1,898,122
2,000	Dell Inc., (2)				32,960
47,600	EMC Corporation, (2)				569,296
83,500	Hewlett-Packard Company				3,861,040
23,200	International Business Machines Corporation (IBM)				2,713,472
3,100	Lexmark International, Inc., Class A, (2)				100,967
10,300	Network Appliance Inc., (2)				187,769

	Total Computers & Peripherals				9,363,626

	Construction & Engineering – 0.8%

17,400	Fluor Corporation				969,180
20,100	Jacobs Engineering Group Inc., (2)				1,091,631

	Total Construction & Engineering				2,060,811

	Construction Materials – 0.0%

800	Vulcan Materials Company				59,600

	Consumer Finance – 0.5%

1,400	Capital One Financial Corporation				71,400
4,500	MasterCard, Inc.				797,985
16,200	Western Union Company				399,654

	Total Consumer Finance				1,269,039

	Containers & Packaging – 0.3%

1,200	Ball Corporation				47,388
1,800	Bemis Company, Inc.				47,178
2,300	Pactiv Corporation, (2)				57,109
22,700	Sealed Air Corporation				499,173

	Total Containers & Packaging				650,848

	Diversified Consumer Services – 0.5%

10,600	Apollo Group, Inc., (2)				628,580
23,700	H & R Block Inc.				539,175

	Total Diversified Consumer Services				1,167,755

	Diversified Financial Services – 1.1%

5,800	CIT Group Inc.				40,368
3,200	Citigroup Inc.				65,632
800	CME Group, Inc.				297,208
1,000	Intercontinental Exchange Inc., (2)				80,680
39,900	Leucadia National Corporation				1,813,056
7,700	Moody’s Corporation				261,800
4,800	New York Stock Exchange Euronext				188,064

	Total Diversified Financial Services				2,746,808

	Diversified Telecommunication Services – 3.7%

275,200	AT&T Inc.				7,683,584
42,500	Verizon Communications Inc.				1,363,825

	Total Diversified Telecommunication Services				9,047,409

	Electric Utilities – 3.9%

2,200	Allegheny Energy, Inc.				80,894
9,900	Ameren Corporation				386,397
16,600	American Electric Power Company, Inc.				614,698
2,300	Edison International				91,770
20,900	Entergy Corporation				1,860,309
1,400	Exelon Corporation				87,668
17,500	FirstEnergy Corp.				1,172,325
47,600	FPL Group, Inc.				2,394,280
1,000	PG&E Corporation				37,450
5,300	Pinnacle West Capital Corporation				182,373
53,700	PPL Corporation				1,987,974
13,600	Southern Company				512,584
7,600	TECO Energy, Inc.				119,548

	Total Electric Utilities				9,528,270

	Electrical Equipment – 0.1%

8,200	Emerson Electric Co.				334,478
400	Rockwell Automation, Inc.				14,936

	Total Electrical Equipment				349,414

	Electronic Equipment & Instruments – 1.0%

16,300	MEMC Electronic Materials, (2)				460,638
3,300	Molex Inc.				74,085
26,300	Thermo Fisher Scientific, Inc., (2)				1,446,500
10,800	Tyco Electronics, Limited				298,728
700	Waters Corporation, (2)				40,726

	Total Electronic Equipment & Instruments				2,320,677

	Energy Equipment & Services – 2.5%

17,500	Anadarko Petroleum Corporation				848,925
400	Baker Hughes Incorporated				24,216
4,700	BJ Services Company				89,911
15,700	Cabot Oil & Gas Corporation				567,398
1,000	Cooper Cameron Corporation, (2)				38,540
900	ENSCO International Incorporated				51,867
1,200	Halliburton Company				38,868
7,900	Nabors Industries Limited, (2)				196,868
19,000	National-Oilwell Varco Inc., (2)				954,370
1,200	Noble Corporation				52,680
18,700	Schlumberger Limited				1,460,283
10,000	Smith International, Inc.				586,400
5,946	Transocean Inc., (2)				653,109
21,400	Weatherford International Ltd, (2)				537,996

	Total Energy Equipment & Services				6,101,431

	Food & Staples Retailing – 2.4%

6,100	Costco Wholesale Corporation				396,073
38,200	CVS Caremark Corporation				1,285,812
59,100	Kroger Co.				1,624,068
20,000	Safeway Inc.				474,400
1,200	SUPERVALU INC.				26,040
2,600	Sysco Corporation				80,158
23,900	Wal-Mart Stores, Inc.				1,431,371
28,600	Whole Foods Market, Inc., (2)				572,858

	Total Food & Staples Retailing				5,890,780

	Food Products – 1.7%

17,600	Archer-Daniels-Midland Company				385,616
2,200	General Mills, Inc.				151,184
10,500	H.J. Heinz Company				524,685
10,400	Kellogg Company				583,440
9,000	Kraft Foods Inc.				294,750
14,000	Monsanto Company				1,385,720
6,000	Tyson Foods, Inc., Class A				71,640
9,300	Wm. Wrigley Jr. Company				738,420

	Total Food Products				4,135,455

	Gas Utilities – 0.1%

7,300	Questar Corporation				298,716

	Health Care Equipment & Supplies – 3.1%

19,600	Applera Corporation-Applied Biosystems				671,300
30,800	Baxter International Inc.				2,021,404
6,000	Becton, Dickinson and Company				481,560
28,100	Boston Scientific Corporation, (2)				344,787
4,000	C. R. Bard, Inc.				379,480
6,100	Covidien Limited				327,936
4,100	Hospira Inc., (2)				156,620
1,200	Intuitive Surgical, Inc., (2)				289,176
6,100	Patterson Companies Inc., (2)				185,501
1,200	Saint Jude Medical Inc., (2)				52,188
26,900	Stryker Corporation				1,675,870
13,000	Varian Medical Systems, Inc., (2)				742,690
3,300	Zimmer Holdings, Inc., (2)				213,048

	Total Health Care Equipment & Supplies				7,541,560

	Health Care Providers & Services – 2.2%

4,500	Aetna Inc.				162,495
33,000	CIGNA Corporation				1,121,340
500	Coventry Health Care, Inc., (2)				16,275
1,200	Davita Inc., (2)				68,412
11,700	Express Scripts, Inc., (2)				863,694
1,100	Humana Inc., (2)				45,320
49,900	Medco Health Solutions, Inc., (2)				2,245,500
7,700	Quest Diagnostics Incorporated				397,859
73,600	Tenet Healthcare Corporation, (2)				408,480

	Total Health Care Providers & Services				5,329,375

	Hotels, Restaurants & Leisure – 1.8%

7,800	Carnival Corporation				275,730
19,400	International Game Technology				333,292
2,100	Marriott International, Inc., Class A				54,789
46,100	McDonald’s Corporation				2,844,370
7,700	Starwood Hotels & Resorts Worldwide, Inc.				216,678
16,200	YUM! Brands, Inc.				528,282

	Total Hotels, Restaurants & Leisure				4,253,141

	Household Durables – 1.1%

24,600	Centex Corporation				398,520
52,800	D.R. Horton, Inc.				687,456
16,600	KB Home				326,688
4,400	Leggett and Platt Inc.				95,876
15,700	Lennar Corporation, Class A				238,483
36,700	Pulte Corporation				512,699
6,300	Snap-on Incorporated				331,758
200	Whirlpool Corporation				15,858

	Total Household Durables				2,607,338

	Household Products – 3.2%

33,600	Colgate-Palmolive Company				2,531,760
75,600	Procter & Gamble Company				5,268,564

	Total Household Products				7,800,324

	Independent Power Producers & Energy Traders – 0.2%

20,000	Constellation Energy Group				486,000

	Industrial Conglomerates – 3.5%

9,600	3M Co.				655,776
278,800	General Electric Company				7,109,400
18,400	Textron Inc.				538,752
7,000	Tyco International Ltd.				245,140

	Total Industrial Conglomerates				8,549,068

	Insurance – 3.3%

24,000	AFLAC Incorporated				1,410,000
4,100	Allstate Corporation				189,092
30,800	American International Group, Inc., (2)				102,564
2,800	Aon Corporation				125,888
14,000	Assurant Inc.				770,000
2,400	Chubb Corporation				131,760
4,700	Cincinnati Financial Corporation				133,668
68,300	Loews Corporation				2,697,167
10,400	Marsh & McLennan Companies, Inc.				330,304
3,100	MetLife, Inc.				173,600
11,500	Principal Financial Group, Inc.				500,135
17,100	Progressive Corporation				297,540
3,700	Prudential Financial, Inc.				266,400
1,700	Torchmark Corporation				101,660
3,500	Travelers Companies, Inc.				158,200
23,900	Unum Group				599,890

	Total Insurance				7,987,868

	Internet & Catalog Retail – 0.7%

22,900	Amazon.com, Inc., (2)				1,666,204
9,600	Expedia, Inc., (2)				145,056

	Total Internet & Catalog Retail				1,811,260

	Internet Software & Services – 0.5%

2,800	Google Inc., Class A, (2)				1,121,456
11,700	Yahoo! Inc., (2)				202,410

	Total Internet Software & Services				1,323,866

	IT Services – 0.3%

9,700	Affiliated Computer Services Inc., (2)				491,111
7,600	Convergys Corporation, (2)				112,328
3,600	Fiserv, Inc., (2)				170,352

	Total IT Services				773,791

	Leisure Equipment & Products – 0.3%

16,100	Hasbro, Inc.				558,992
6,000	Mattel, Inc.				108,240

	Total Leisure Equipment & Products				667,232

	Life Sciences Tools & Services – 0.0%

1,400	Perkinelmer Inc.				34,958

	Machinery – 1.6%

16,100	Caterpillar Inc.				959,560
15,300	Cummins Inc.				668,916
3,300	Danaher Corporation				229,020
17,900	Deere & Company				886,050
2,700	Illinois Tool Works Inc.				120,015
14,461	Ingersoll Rand Company Limited, Class A				450,749
3,800	Manitowoc Company Inc.				59,090
11,100	PACCAR Inc.				423,909
2,300	Parker Hannifin Corporation				121,900
2,400	Terex Corporation, (2)				73,248

	Total Machinery				3,992,457

	Media – 1.5%

31,600	Comcast Corporation, Class A				620,308
44,800	DIRECTV Group, Inc., (2)				1,172,416
19,300	Interpublic Group Companies, Inc., (2)				149,575
3,800	McGraw-Hill Companies, Inc.				120,118
4,100	New York Times, Class A				58,589
46,100	News Corporation, Class A				552,739
15,100	Scripps Networks Interactive, Class A Shares				548,281
8,200	Viacom Inc., Class B, (2)				203,688
5,100	Walt Disney Company				156,519
100	Washington Post Company				55,676

	Total Media				3,637,909

	Metals & Mining – 1.1%

11,400	AK Steel Holding Corporation				295,488
1,200	Alcoa Inc.				27,096
19,200	CONSOL Energy Inc.				881,088
5,200	Freeport-McMoRan Copper & Gold, Inc.				295,620
6,000	Newmont Mining Corporation				232,560
10,200	Nucor Corporation				402,900
6,400	United States Steel Corporation				496,704

	Total Metals & Mining				2,631,456

	Multiline Retail – 0.1%

3,700	Big Lots, Inc., (2)				102,971
1,300	Kohl’s Corporation, (2)				59,904
3,100	Target Corporation				152,055

	Total Multiline Retail				314,930

	Multi-Utilities – 0.6%

300	Dominion Resources, Inc.				12,834
4,000	NiSource Inc.				59,040
33,900	Public Service Enterprise Group Incorporated				1,111,581
1,000	Sempra Energy				50,470
12,600	Xcel Energy, Inc.				251,874

	Total Multi-Utilities				1,485,799

	Oil, Gas & Consumable Fuels – 11.0%

6,700	Apache Corporation				698,676
8,600	Chesapeake Energy Corporation				308,396
48,200	Chevron Corporation				3,975,536
28,300	ConocoPhillips				2,072,975
5,700	Devon Energy Corporation				519,840
8,800	EOG Resources, Inc.				787,248
152,100	Exxon Mobil Corporation				11,812,086
9,100	Hess Corporation				746,928
21,600	Marathon Oil Corporation				861,192
13,400	Massey Energy Company				477,978
14,800	Murphy Oil Corporation				949,272
16,800	Occidental Petroleum Corporation				1,183,560
5,900	Peabody Energy Corporation				265,500
2,500	Pioneer Natural Resources Company				130,700
18,300	Range Resources Corporation				784,521
20,500	Southwestern Energy Company, (2)				626,070
4,600	Valero Energy Corporation				139,380
3,400	Williams Companies, Inc.				80,410
8,450	XTO Energy, Inc.				393,094

	Total Oil, Gas & Consumable Fuels				26,813,362

	Paper & Forest Products – 0.1%

3,700	Weyerhaeuser Company				224,146

	Personal Products – 0.1%

5,400	Avon Products, Inc.				224,478
1,200	Estee Lauder Companies Inc., Class A				59,892

	Total Personal Products				284,370

	Pharmaceuticals – 4.4%

31,600	Abbott Laboratories				1,819,528
4,900	Allergan, Inc.				252,350
1,500	Barr Laboratories Inc., (2)				97,950
16,000	Bristol-Myers Squibb Company				333,600
6,600	Eli Lilly and Company				290,598
7,800	Forest Laboratories, Inc., (2)				220,584
35,700	Johnson & Johnson				2,473,296
14,300	King Pharmaceuticals Inc., (2)				136,994
131,100	Merck & Co. Inc.				4,137,516
7,300	Mylan Laboratories Inc., (2)				83,366
40,200	Pfizer Inc.				741,288
4,300	Schering-Plough Corporation				79,421
2,500	Watson Pharmaceuticals Inc., (2)				71,250
1,300	Wyeth				48,022

	Total Pharmaceuticals				10,785,763

	Real Estate – 2.5%

15,573	Apartment Investment & Management Company, Class A				545,366
700	AvalonBay Communities, Inc.				68,894
5,000	Boston Properties, Inc.				468,300
2,000	Developers Diversified Realty Corporation				63,380
16,500	Equity Residential				732,765
31,500	Health Care Property Investors Inc.				1,264,095
7,700	Kimco Realty Corporation				284,438
7,900	Plum Creek Timber Company				393,894
7,900	ProLogis				326,033
12,400	Public Storage, Inc.				1,227,724
6,200	Simon Property Group, Inc.				601,400

	Total Real Estate				5,976,289

	Real Estate Management & Development – 0.1%

9,300	CB Richard Ellis Group, Inc., Class A, (2)				124,341

	Road & Rail – 1.5%

9,200	Burlington Northern Santa Fe Corporation				850,356
17,000	CSX Corporation				927,690
9,200	Norfolk Southern Corporation				609,132
9,400	Ryder System, Inc.				582,800
10,400	Union Pacific Corporation				740,064

	Total Road & Rail				3,710,042

	Semiconductors & Equipment – 1.2%

9,300	Advanced Micro Devices, Inc., (2)				48,825
2,300	Analog Devices, Inc.				60,605
6,700	Applied Materials, Inc.				101,371
68,000	Intel Corporation				1,273,640
100	KLA-Tencor Corporation				3,165
1,000	Linear Technology Corporation				30,660
46,200	LSI Logic Corporation, (2)				247,632
4,600	Microchip Technology Incorporated				135,378
15,500	Micron Technology, Inc., (2)				62,775
24,300	QLogic Corporation, (2)				373,248
19,500	Teradyne Inc., (2)				152,295
11,700	Texas Instruments Incorporated				251,550
6,700	Xilinx, Inc.				157,115

	Total Semiconductors & Equipment				2,898,259

	Software – 2.8%

1,300	Adobe Systems Incorporated, (2)				51,311
11,200	Akamai Technologies, Inc., (2)				195,328
14,600	BMC Software, Inc., (2)				417,998
2,500	CA Inc.				49,900
5,100	Compuware Corporation, (2)				49,419
2,900	Electronic Arts Inc. (EA), (2)				107,271
12,000	Intuit Inc., (2)				379,320
99,700	Microsoft Corporation				2,660,993
75,300	Oracle Corporation, (2)				1,529,343
3,600	Salesforce.com, Inc., (2)				174,240
40,400	Symantec Corporation, (2)				791,032
18,800	VeriSign, Inc., (2)				490,304

	Total Software				6,896,459

	Specialty Retail – 2.0%

8,700	Abercrombie & Fitch Co., Class A				343,215
9,800	AutoNation Inc., (2)				110,152
2,400	AutoZone, Inc., (2)				296,016
7,400	Bed Bath and Beyond Inc., (2)				232,434
11,500	Best Buy Co., Inc.				431,250
22,400	GameStop Corporation, (2)				766,304
32,800	Gap, Inc.				583,184
7,800	Home Depot, Inc.				201,942
7,600	Lowe’s Companies, Inc.				180,044
9,000	Office Depot, Inc., (2)				52,380
25,400	Staples, Inc.				571,500
8,000	Tiffany & Co.				284,160
26,800	TJX Companies, Inc.				817,936

	Total Specialty Retail				4,870,517

	Textiles, Apparel & Luxury Goods – 1.1%

11,800	Coach, Inc., (2)				295,472
6,400	Jones Apparel Group, Inc.				118,464
24,300	Nike, Inc., Class B				1,625,670
900	Polo Ralph Lauren Corporation				59,976
7,400	VF Corporation				572,094

	Total Textiles, Apparel & Luxury Goods				2,671,676

	Thrifts & Mortgage Finance – 0.8%

99,800	Hudson City Bancorp, Inc.				1,841,310
18,500	Washington Mutual, Inc., (2)				1,517

	Total Thrifts & Mortgage Finance				1,842,827

	Tobacco – 0.7%

33,700	Altria Group, Inc.				668,608
800	Lorillard Inc.				56,920
17,900	Philip Morris International				860,990
1,000	UST Inc.				66,540

	Total Tobacco				1,653,058

	Trading Companies & Distributors – 0.0%

500	W.W. Grainger, Inc.				43,485

	Wireless Telecommunication Services – 0.0%

2,000	American Tower Corporation, (2)				71,940

	Total Common Stocks (cost $258,164,478)				233,631,712

Principal
Amount (000)	Description (1)	Coupon	Maturity	Rating (3)	Value

	Short-Term Investments – 6.6%

	U.S. Government and Agency Obligations – 2.5%

$6,000	U.S. Treasury Bills (4)	0.000%	10/16/08	Aaa	$5,996,535

	Repurchase Agreements – 4.1%

10,014	Repurchase Agreement with State Street Bank, dated 9/30/08, repurchase price $1,013,690, collateralized by $10,220,000 U.S. Treasury Bills, 0.000%, due 12/18/08, value $10,214,890	0.100%	10/01/08	N/A	10,013,662

$16,014	Total Short-Term Investments (cost $16,010,197)				16,010,197

	Total Investments (cost $274,174,675) – 102.5%				249,641,909

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (5)	Date	Price	Value

	Call Options Written – (0.8)%

(694,335)	Custom Basket 9 NASDAQ	$ (69,433,527)	10/18/08	$100.0	$(334,323)
(658,646)	Custom Basket 4 NASDAQ	(65,864,621)	10/18/08	100.0	(1,734,281)

(1,352,981)	Total Call Options Written (premiums received $3,904,763)	(135,298,148)			(2,068,604)

	Other Assets Less Liabilities – (1.7)%				(4,080,307)

	Net Assets – 100%				$243,492,998

Futures Contracts Outstanding at September 30, 2008:

					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	September 30, 2008	(Depreciation)

S&P 500 Index	Long	150	12/08	$8,767,500	$43,050

(1)	All percentages shown in Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)
Rating Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Portion of investment has been pledged to collateralize the net payment obligations under call options written.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price.

N/A	Not applicable/not available.
Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical securities.
     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$249,641,909	$—	$—	$249,641,909
Derivatives*	43,050	—	—	43,050
Call options written	—	(2,068,604)	—	(2,068,604)

Total	$249,684,959	$(2,068,604)	$—	$247,616,355

* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments was $274,783,394.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$8,711,313
Depreciation	(33,852,798)

Net unrealized appreciation (depreciation) of investments	$(25,141,485)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Core Equity Alpha Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.